                                                                               .
                                                                               .
                                                                               .

                                                                      Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                              October, 2008
Payment Date                                                                                                      11/17/2008
Transaction Month                                                                                                         10

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $2,399,999,232.64                   140,730                    49.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $544,000,000.00                  4.01760%              February 13, 2009
 Class A-2 Notes                                    $710,400,000.00   one-month LIBOR + 0.60%                  July 15, 2010
 Class A-3a Notes                                   $467,200,000.00                    3.960%                 April 15, 2012
 Class A-3b Notes                                   $225,000,000.00   one-month LIBOR + 0.80%                 April 15, 2012
 Class A-4 Notes                                    $133,500,000.00                    4.370%               October 15, 2012
 Class B Notes                                       $65,700,000.00                    5.330%              February 15, 2013
 Class C Notes                                       $43,800,000.00                    6.570%                  July 15, 2013
 Class D Notes                                       $43,800,000.00                    8.000%                  July 15, 2014
                                                     --------------
    Total                                         $2,233,400,000.00

II. AVAILABLE FUNDS

INTEREST:
 Interest Collections                                                                                          $6,391,829.58

PRINCIPAL:
 Principal Collections                                                                                        $47,737,813.12
 Prepayments in Full                                                                                          $13,107,548.14
 Liquidation Proceeds                                                                                          $2,094,342.87
   Recoveries                                                                                                     $42,555.82
                                                                                                                  ----------
     SUB TOTAL                                                                                                $62,982,259.95
                                                                                                              --------------
COLLECTIONS                                                                                                   $69,374,089.53

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                           $528,895.35
 Purchase Amounts Related to Interest                                                                              $2,360.58
                                                                                                                   ---------
     SUB TOTAL                                                                                                   $531,255.93

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Swap Receipt - Class A-2                                                                                     $917,748.51
Net Swap Receipt - Class A-3b                                                                                    $374,250.00

AVAILABLE FUNDS                                                                                               $71,197,343.97

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                             October, 2008
Payment Date                                                                                                     11/17/2008
Transaction Month                                                                                                        10

III. DISTRIBUTIONS
AVAILABLE FUNDS                                                                                CARRYOVER          REMAINING

                                              CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL    AVAILABLE FUNDS
Owner Trustee Fees and Expenses                           $0.00            $0.00       $0.00       $0.00     $71,197,343.97
Indenture Trustee Fees and                                $0.00            $0.00       $0.00       $0.00     $71,197,343.97
Servicing Fee                                     $1,441,332.39    $1,441,332.39       $0.00       $0.00     $69,756,011.58
Net Swap Payment - Class A-2                              $0.00            $0.00       $0.00       $0.00     $69,756,011.58
Net Swap Payment - Class A-3b                             $0.00            $0.00       $0.00       $0.00     $69,756,011.58
Swap Termination Payment                                  $0.00            $0.00       $0.00       $0.00     $69,756,011.58
Interest - Class A-1 Notes                                $0.00            $0.00       $0.00       $0.00     $69,756,011.58
Interest - Class A-2 Notes                        $2,841,091.11    $2,841,091.11       $0.00       $0.00     $66,914,920.47
Interest - Class A-3a Notes                       $1,541,760.00    $1,541,760.00       $0.00       $0.00     $65,373,160.47
Interest - Class A-3b Notes                       $1,105,500.00    $1,105,500.00       $0.00       $0.00     $64,267,660.47
Interest - Class A-4 Notes                          $486,162.50      $486,162.50       $0.00       $0.00     $63,781,497.97
First Priority Principal Payment                          $0.00            $0.00       $0.00       $0.00     $63,781,497.97
Interest - Class B Notes                            $291,817.50      $291,817.50       $0.00       $0.00     $63,489,680.47
Second Priority Principal Payment                         $0.00            $0.00       $0.00       $0.00     $63,489,680.47
Interest - Class C Notes                            $239,805.00      $239,805.00       $0.00       $0.00     $63,249,875.47
Third Priority Principal Payment                 $10,012,745.92   $10,012,745.92       $0.00       $0.00     $53,237,129.55
Interest - Class D Notes                            $292,000.00      $292,000.00       $0.00       $0.00     $52,945,129.55
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00     $52,945,129.55
Regular Principal Payment                        $48,441,016.58   $48,441,016.58       $0.00       $0.00      $4,504,112.97
Subordinated Swap Termination                             $0.00            $0.00       $0.00       $0.00      $4,504,112.97
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00      $4,504,112.97
Residual Released to Depositor                            $0.00    $4,504,112.97       $0.00       $0.00              $0.00
                                                                   -------------
TOTAL                                                             $71,197,343.97

                                                               PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment                $0.00
                                                                      Second Priority Principal Payment               $0.00
                                                                      Third Priority Principal Payment       $10,012,745.92
                                                                      Regular Principal Payment              $48,441,016.58
                                                                                                             --------------
                                                                      TOTAL                                  $58,453,762.50

IV. NOTEHOLDER PAYMENTS

                    NOTEHOLDER PRINCIPAL PAYMENTS         NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes                  $0.00           $0.00           $0.00            $0.00            $0.00              $0.00
Class A-2 Notes         $58,453,762.50          $82.28   $2,841,091.11            $4.00   $61,294,853.61             $86.28
Class A-3a Notes                 $0.00           $0.00   $1,541,760.00            $3.30    $1,541,760.00              $3.30
Class A-3b Notes                 $0.00           $0.00   $1,105,500.00            $4.91    $1,105,500.00              $4.91
Class A-4 Notes                  $0.00           $0.00     $486,162.50            $3.64      $486,162.50              $3.64
Class B Notes                    $0.00           $0.00     $291,817.50            $4.44      $291,817.50              $4.44
Class C Notes                    $0.00           $0.00     $239,805.00            $5.48      $239,805.00              $5.48
Class D Notes                    $0.00           $0.00     $292,000.00            $6.67      $292,000.00              $6.67
                                 -----                     -----------                       -----------
TOTAL                   $58,453,762.50                   $6,798,136.11                    $65,251,898.61

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                     October, 2008
Payment Date                                                                                                             11/17/2008
Transaction Month                                                                                                                10

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE          NOTE FACTOR
Class A-1 Notes                                               $0.00             0.0000000               $0.00             0.0000000
Class A-2 Notes                                     $600,653,510.95             0.8455145     $542,199,748.45             0.7632316
Class A-3a Notes                                    $467,200,000.00             1.0000000     $467,200,000.00             1.0000000
Class A-3b Notes                                    $225,000,000.00             1.0000000     $225,000,000.00             1.0000000
Class A-4 Notes                                     $133,500,000.00             1.0000000     $133,500,000.00             1.0000000
Class B Notes                                        $65,700,000.00             1.0000000      $65,700,000.00             1.0000000
Class C Notes                                        $43,800,000.00             1.0000000      $43,800,000.00             1.0000000
Class D Notes                                        $43,800,000.00             1.0000000      $43,800,000.00             1.0000000
                                                     --------------             ---------      --------------             ---------
TOTAL                                             $1,579,653,510.95             0.7072864   $1,521,199,748.45             0.6811139

POOL INFORMATION
 Weighted Average APR                                                              4.479%                                    4.478%
 Weighted Average Remaining Term                                                    43.72                                     43.07
 Number of Receivables Outstanding                                                111,089                                   108,120
 Pool Balance                                                           $1,729,598,870.39                         $1,664,101,274.22
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,584,949,503.49                         $1,525,840,765.03
 Pool Factor                                                                    0.7206664                                 0.6933758

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                           $11,999,996.16
Targeted Credit Enhancement Amount                                                                                   $16,641,012.74
Yield Supplement Overcollateralization Amount                                                                       $138,260,509.19
Targeted Overcollateralization Amount                                                                               $142,901,525.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                          $142,901,525.77

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                    $11,999,996.16
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                       $11,999,996.16
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve  Balance                                                                                           $11,999,996.16

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                          October, 2008
Payment Date                                                                                                  11/17/2008
Transaction Month                                                                                                     10

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                      # OF RECEIVABLES            AMOUNT
Realized Loss                                                                                      485     $2,028,996.69
(Recoveries)                                                                                        94        $42,555.82
                                                                                                              ----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                   $1,986,440.87
Cumulative Net Losses Last Collection                                                                      $8,041,286.34
                                                                                                           -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                          $10,027,727.21

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 1.38%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                       1.44%               1,286     $23,948,161.93
61-90 Days Delinquent                                                       0.18%                 144      $3,005,992.41
91-120 Days Delinquent                                                      0.07%                  50      $1,118,448.29
Over 120 Days Delinquent                                                    0.05%                  39        $818,329.34
                                                                            -----                  --        -----------
TOTAL DELINQUENT RECEIVABLES                                                1.74%               1,519     $28,890,931.97

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       161      $3,531,353.87
Total Repossesed Inventory                                                                        208      $5,248,155.01

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                               0.8317%
Preceding Collection Period                                                                                      1.2048%
Current Collection Period                                                                                        1.4048%
Three Month Average                                                                                              1.1471%

NUMBER OF  61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                               0.1810%
Preceding Collection Period                                                                                      0.2187%
Current Collection Period                                                                                        0.2155%
Three Month Average                                                                                              0.2051%